Stockholders Equity (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2015	Oct. 31, 2014
Related Party Transaction [Line Items]
Common stock payable, Amount			$ 357,415
Common stock, shares issued			29,043,425		29,030,925	22,867,319		35,417
Common stock value			$ 29,043		$ 29,031	$ 22,867
Share based compensation expense					$ 327,748	$ 899,438
CEO [Member]
Related Party Transaction [Line Items]
Common stock payable, Amount	$ 357,415
Common stock, shares issued	295,384
Related party transaction	$ 720,415
Director [Member]
Related Party Transaction [Line Items]
Common stock, shares issued			12,500				12,500
Common stock value			$ 13,125
Called for issuance of shares			6,250
Additional shares issued				12,500
Additional shares issued, Value				$ 16,375
Capital markets advisory agreement [Member]
Related Party Transaction [Line Items]
Share based compensation expense		$ 112,500
Called for issuance of shares		90,000
Shares issued				45,000